Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total assets	$ 3,638,761	$ 3,464,348
Cash and cash equivalents	113,577	93,627	81,055	108,350
Accounts receivable and prepaid expenses	19,244	18,837
Advances to affiliates	13,864	11,922
Consolidated total assets	3,785,446	3,588,734
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,143,205	2,911,659
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 495,556	$ 552,689